UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               May 15, 2013
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:     $167,008
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
AMERICAN INTL GROUP INC      COM NEW           026874784      5,551    143,000  SH                            143,000
CAESARS ENTMT CORP           COM               127686103        951     59,946  SH                             59,946
CIT GROUP INC                COM NEW           125581801      8,942    205,667  SH                            205,667
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109      2,781    371,313  SH                            371,313
CLEARWATER PAPER CORP        COM               18538R103      6,827    129,564  SH                            129,564
CONSOLIDATED COMM HLDGS INC  COM               209034107      6,292    358,494  SH                            358,494
GENERAL MTRS CO              COM               37045V100      2,069     74,369  SH                             74,369
GENERAL MTRS CO              *W EXP 07/10/201  37045V118      3,349    180,830  SH                            180,830
GENERAL MTRS CO              *W EXP 07/10/201  37045V126      2,137    180,830  SH                            180,830
GRAPHIC PACKAGING HLDG CO    COM               388689101      5,188    692,702  SH                            692,702
ISHARES TR                   RUSSELL 2000      464287655     13,182    139,600  SH  PUT                       139,600
LEVEL 3 COMMUNICATIONS INC   COM NEW           52729N308      4,642    228,800  SH                            228,800
MASCO CORP                   COM               574599106      6,035    298,000  SH                            298,000
MGM RESORTS INTERNATIONAL    NOTE 4.25% 4/1    55303QAE0     17,439 15,750,000  PRN                        15,750,000
NEWELL RUBBERMAID INC        COM               651229106      4,620    177,000  SH                            177,000
NORTEK INC                   COM NEW           656559309      9,243    129,530  SH                            129,530
REALOGY HLDGS CORP           COM               75605Y106      6,455    132,168  SH                            132,168
ROCKWOOD HLDGS INC           COM               774415103      1,695     25,900  SH                             25,900
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      5,522    236,504  SH                            236,504
SPDR S&P 500 ETF TR          TR UNIT           78462F103     28,921    184,600  SH  PUT                       184,600
TESORO CORP                  COM               881609101      5,194     88,712  SH                             88,712
THE ADT CORPORATION          COM               00101J106      5,506    112,500  SH                            112,500
TRONOX LTD                   SHS CL A          Q9235V101      7,069    356,833  SH                            356,833
TW TELECOM INC               COM               87311L104      7,398    293,700  SH                            293,700